Cover	Jan. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2021
Entity File Number	001-36452
Entity Registrant Name	ServisFirst Bancshares, Inc.
Entity Central Index Key	0001430723
Entity Tax Identification Number	26-0734029
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2500 Woodcrest Place
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35209
City Area Code	(205)
Local Phone Number	949-0302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	SFBS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable